SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2026
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of useful lives of property and equipment

Useful life
Building	20 years
Vehicle	5 years
Office equipment	3-5 years
Electronic equipment	3 years
Leasehold improvement	Lesser of useful life and lease term

Schedule of currency exchange rates that were used in creating the unaudited condensed consolidated financial statements

	March 31, 2026	March 31, 2025	March 31, 2024
Year-end spot rate	US$1= RMB 6.8980	US$1= RMB 7.2567	US$1= RMB 7.2212

Average rate	US$1= RMB 7.1010	US$1= RMB 7.2169	US$1= RMB 7.1533

Schedule of disaggregation of revenue

	For the years ended March 31,
	2026	2025	2024
Revenue from auto insurance aftermarket value-added services	$80,752,915	$63,398,860	$45,561,529
Revenue from other scenario-based customized services	2,663,557	7,437,448	11,764,389
Revenue from software development and information technology services	51,298	616,428	1,220,811
Total revenue	$83,467,770	$71,452,736	$58,546,729

	For the year ended March 31,
	2026	2025	2024
Revenue from third-party customers	$60,503,275	$51,558,098	$46,618,820
Revenue from related party customers	22,964,495	19,894,638	11,927,909
Total revenue	$83,467,770	$71,452,736	$58,546,729